SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2007


                      BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
                                  (the "Fund")


     Capitalized terms used in this Supplement but not defined herein have the same meanings ascribed to them in the Prospectus:

1. THE INFORMATION FOLLOWING THE "TOTAL OFFERING" TABLE ON PAGE 2 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

         BNY Hamilton Distributors, Inc. and MBSC Securities Corporation (each, a "Distributor" and together, the "Distributors") act as co-distributors of Interests on a best efforts basis, subject to various conditions. Interests are offered through the Distributors and other brokers, dealers and certain financial institutions that have entered into selling agreements with the Distributors ("Selling Agents"). Interests are sold only to investors who represent that they meet all qualifications for investment in the Fund. See "Investor Qualifications." In connection with, and as compensation for selling Interests, BNY Investment Advisors, the Fund's investment adviser (the "Adviser"), which is a division of The Bank of New York Mellon ("BNYM"), or another affiliate of BNYM, may make one-time payments from its own resources to the Distributors or Selling Agents of up to 1% of the value of Interests sold by them. In addition, the Adviser, or another affiliate of BNYM, may make ongoing payments to the Distributors and Selling Agents from its own resources in an amount up to 0.90% per annum of the aggregate value of Interests sold by the applicable Distributor or Selling Agent and which Interests remain outstanding and, in the case of a Selling Agent, are held by Members who are customers of the Selling Agent. See "Distribution Arrangements."

2. THE SECTIONS OF THE PROSPECTUS SUMMARY CAPTIONED "THE OFFERING" AND "INVESTOR SERVICING FEE" ARE REVISED TO READ AS FOLLOWS:

         The Offering              The Fund is offering $150,000,000 of
                                   Interests through BNY Hamilton Distributors,
                                   Inc. and MBSC Securities Corporation (each, a
                                   "Distributor" and together, the
                                   "Distributors"), and through brokers, dealers and certain financial institutions, that have entered into selling agreements with the Distributors ("Selling Agents"). See
                                   "Distribution Arrangements." The Distributors may accept orders for any lesser amount. The
                                   Board may accept initial and additional
                                   subscriptions for Interests as of the first day of each quarter or at such other times as may be determined by the Board.

                                   The minimum initial investment in the Fund by an investor is $100,000. However, a $75,000 minimum investment requirement applies for investors who have at least $750,000 in assets under the management of The Bank of New York Mellon ("BNYM") or its affiliates. Subsequent investments must be at least $25,000.

                                   The Distributors and Selling Agents may, in their discretion, impose a placement fee in connection with sales of Interests (the "Placement Fee") of up to 3% of the amount of an investor's investment in Interests. The Placement Fee will be determined as a percentage of an investor's investment amount and will not constitute an investment made by the investor in the Fund.

                                   In connection with, and as compensation for selling Interests, the Adviser, or another affiliate of BNYM, may make one-time payments from its own resources to the Distributors or Selling Agents of up to 1% of the value of Interests sold by them. In addition, the Adviser, or another affiliate of BNYM, may make ongoing payments to the Distributors and Selling Agents from its own resources in an amount up to 0.90% per annum of the aggregate value of Interests sold by the applicable Distributor or Selling Agent and which Interests remain outstanding and, in the case of a Selling Agent, are held by Members who are customers of the Selling Agent. These payments will not be an obligation of the Fund or of Members. See "Distribution Arrangements- Purchase Terms."


         Investor Servicing Fee    The Fund pays quarterly fees to the
                                   Distributors to reimburse them for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service
                                   Providers"). These fees, with respect to each Investor Service Provider, will be in an amount not to exceed the lesser of: (i) 0.50%
                                   (on an annualized basis) of the average
                                   monthly aggregate value of outstanding
                                   Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of
                                   Interests); or (ii) the actual payments made by a

                                   Distributor to the Investor Service Provider. See "Investor Servicing Arrangements."


3. THE SECTION OF THE PROSPECTUS CAPTIONED "INVESTOR SERVICING ARRANGEMENTS" IS REVISED IN ITS ENTIRETY TO READ AS FOLLOWS:

     Under the terms of investor servicing agreements (the "Investor Servicing Agreements") between the Fund and BNY Hamilton Distributors, Inc. ("BNY Hamilton") and MBSC Securities Corporation ("MBSC," and with BNY Hamilton, the "Distributors") the Distributors are authorized to retain brokers, dealers and certain financial advisers to provide ongoing investor services and account maintenance services to Members that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; assisting in the maintenance of Fund records containing Member information; and providing such other information and Member liaison services as the Distributors may reasonably request. Under the Investor Servicing Agreements, the Fund pays quarterly fees to the Distributors to reimburse them for payments made to Investor Services Providers ("Investor Servicing Fee"). These fees are paid quarterly in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests); or (ii) the actual payments made by a Distributor to the Investor Service Provider. The Distributors are entitled to reimbursement under the Investor Servicing Agreements for payments made to Investor Service Providers that are affiliates of the Distributors.

4. THE SECTION OF THE PROSPECTUS CAPTIONED "DISTRIBUTION ARRANGEMENTS- GENERAL" IS REVISED IN ITS ENTIRETY TO READ AS FOLLOWS:

     BNY Hamilton and MBSC act as co-distributors of Interests on a best efforts basis, subject to various conditions, pursuant to the terms of each Distributor's respective distributor's agreement entered into with the Fund. Interests may be purchased through a Distributor or through Selling Agents. The Fund is not obligated to sell to a broker or dealer any Interests that have not been placed with Qualified Clients that meet all applicable requirements to invest in the Fund. Interests will be offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board. Neither the Distributors nor any Selling Agent is obligated to buy from the Fund any of the Interests. The Distributors do not intend to make a market in Interests.

     BNY Hamilton maintains its principal office at 3435 Stelzer Road, Columbus, OH 43219. MBSC maintains its principal office at 200 Park Avenue, New York, New York 10166. As compensation for services provided by BNY Hamilton under its Distributor's Agreement, BNYM pays BNY Hamilton a quarterly fee to compensate it for costs incurred in acting as a distributor of Interests on a best efforts basis and for retaining Selling Agents to distribute Interests. BNYM does not pay a similar fee to MBSC.

     As described in further detail below, the Adviser, or an affiliate of BNYM, may make payments to the Distributors and Selling Agents, from its own resources, to compensate them for selling Interests. In accordance with applicable NASD Conduct Rules (and as discussed in the following section), payments by the Fund and BNYM (or by any affiliate of BNYM) to the Distributor and Selling Agents, together with placement fees received by the Distributors and Selling Agents in connection with the sale of Interests, may not exceed such limitations on compensation as are specified by the NASD Conduct Rules or by the Financial Industry Regulatory Authority, Inc. ("FINRA," formerly, the National Association of Securities Dealers). See "Distribution Arrangements-- Purchase Terms."

     The Fund has agreed to indemnify each Distributor and its respective affiliates and certain other persons against certain liabilities under the Securities Act.

5. THE FIRST TWO PARAGRAPHS OF THE SECTION OF THE PROSPECTUS CAPTIONED "DISTRIBUTION ARRANGEMENTS- PURCHASE TERMS" ARE REVISED IN THEIR ENTIRETY TO READ AS FOLLOWS:

     Interests are being offered only to investors that meet all requirements to invest in the Fund. The minimum initial investment in the Fund by an investor is $100,000. However, a $75,000 minimum investment requirement applies for investors who have at least $750,000 in assets under the management of The Bank of New York Mellon or its affiliates. Subsequent investments must be at least $25,000. These minimums may be modified by the Fund from time to time.

     The Distributors and Selling Agents may, in their discretion, impose a placement fee in connection with sales of Interests (the "Placement Fee") of up to 3% of the amount of an investor's investment in Interests. The Placement Fee will be determined as a percentage of an investor's investment amount and will not constitute an investment made by the investor in the Fund. The Placement Fees charged by each Distributor and Selling Agent may vary, and the Distributors and Selling Agents may reduce or waive the Placement Fees as they may determine.

     In connection with, and as compensation for selling Interests, the Adviser, or another affiliate of BNYM, may make one-time payments from its own resources to the Distributors or Selling Agents of up to 1% of the value of Interests sold by them. In addition, the Adviser, or another affiliate of BNYM, may make ongoing payments to the Distributors and Selling Agents, as compensation for selling Interests, from its own resources in an amount up to 0.90% per annum of the aggregate value of Interests sold by the applicable Distributor or Selling Agent and which Interests remain outstanding and, in the case of a Selling Agent, are held by Members who are customers of the Selling Agent. These payments will not be an obligation of the Fund or of Members.

     Aggregate compensation paid to each of the Distributors and to any Selling Agent in connection with sales of Interests and for investor and account related services, including Placement Fees, any payments by the Adviser (or another BNYM affiliate) and Investor Servicing Fees, may not exceed 8% of the Offering Proceeds. Under this limitation, the aggregate compensation received by a Distributor or a Selling Agent may not exceed 8% of the amount of Interests sold by such Distributor or Selling Agent. All compensation received by the Distributors under their respective distributor's agreements and Investor Servicing Fees, compensation paid by the Adviser (or one of its affiliates) to a Distributor or Selling Agents and Placement Fees have been deemed by FINRA to be underwriting compensation and are subject to this limitation.

                                        ------------------

The date of this Supplement is June 20, 2008.